UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202


Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

   /s/ Richard P. Kopp, CFA       Denver, CO                04/15/2011
   ------------------------       ----------                ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          130
                                         -----------

Form 13F Information Table Value Total:  $   214,789
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
Vanguard Short-term Bond
  Index                    COMMON STOCK    921937827    10,014   124,923             SOLE        SOLE     SOLE
Russell Large Blend        COMMON STOCK                  8,238   111,520             SOLE        SOLE     SOLE
Vanguard Total Bond
  Index Fund               COMMON STOCK    921937835     8,227   102,811             SOLE        SOLE     SOLE
BHP Billiton               COMMON STOCK    088606108     7,929    82,692             SOLE        SOLE     SOLE
Exxon Mobil Corporation    COMMON STOCK    091927806     6,528    77,598             SOLE        SOLE     SOLE
IBM                        COMMON STOCK    459200101     5,943    36,444             SOLE        SOLE     SOLE
Vanguard Intermediate
  Bond Fun                 COMMON STOCK    921937819     5,829    71,108             SOLE        SOLE     SOLE
United Technologies        COMMON STOCK    913017109     5,787    68,360             SOLE        SOLE     SOLE
Intel Corporation          COMMON STOCK    458140100     5,104   252,941             SOLE        SOLE     SOLE
Sabine Royalty Trust       COMMON STOCK    785688102     5,077    83,705             SOLE        SOLE     SOLE
E. I. Du Pont De Nemours   COMMON STOCK    263534109     5,029    91,487             SOLE        SOLE     SOLE
Chubb Corporation          COMMON STOCK    171232101     4,964    80,965             SOLE        SOLE     SOLE
McDonald's                 COMMON STOCK                  4,910    64,532             SOLE        SOLE     SOLE
Philip Morris
  International In         COMMON STOCK                  4,867    74,160             SOLE        SOLE     SOLE
Emerging Markets           COMMON STOCK                  4,444    91,299             SOLE        SOLE     SOLE
Coca-Cola Co.              COMMON STOCK    191216100     4,430    66,771             SOLE        SOLE     SOLE
Home Depot                 COMMON STOCK    437076102     4,191   113,075             SOLE        SOLE     SOLE
Microsoft Corporation      COMMON STOCK    594918104     4,093   161,194             SOLE        SOLE     SOLE
AmeriGas Partners LP       COMMON STOCK    030975106     4,069    84,660             SOLE        SOLE     SOLE
Buckeye Partners LP        COMMON STOCK                  3,841    60,454             SOLE        SOLE     SOLE
Auto Data Processing       COMMON STOCK    053015103     3,705    72,202             SOLE        SOLE     SOLE
Bank of Montreal           COMMON STOCK                  3,600    55,407             SOLE        SOLE     SOLE
Enerplus Corporation       COMMON STOCK                  3,445   108,826             SOLE        SOLE     SOLE
Dow Jones Industrial
  Average                  COMMON STOCK                  2,940    23,896             SOLE        SOLE     SOLE
Vodafone Group New ADR     COMMON STOCK                  2,644    91,967             SOLE        SOLE     SOLE
Procter & Gamble           COMMON STOCK    742718109     2,484    40,331             SOLE        SOLE     SOLE
Vanguard Interm-Term
  Corp Bond                COMMON STOCK    92206C870     2,456    31,126             SOLE        SOLE     SOLE
Chevron Corp               COMMON STOCK    166741100     2,184    20,320             SOLE        SOLE     SOLE
Peabody Energy
  Corporation              COMMON STOCK                  2,165    30,087             SOLE        SOLE     SOLE
Waste Management Inc Del   COMMON STOCK                  1,988    53,244             SOLE        SOLE     SOLE
Anadarko Petroleum         COMMON STOCK    032511107     1,776    21,685             SOLE        SOLE     SOLE
Caterpillar Inc.           COMMON STOCK    149123101     1,755    15,757             SOLE        SOLE     SOLE
Ishares Investment Grade
  Corp                     COMMON STOCK    464287242     1,692    15,640             SOLE        SOLE     SOLE
Emerson Electric Company   COMMON STOCK    291011104     1,620    27,718             SOLE        SOLE     SOLE
EAFE Foreign               COMMON STOCK                  1,615    26,888             SOLE        SOLE     SOLE
Xcel Energy Inc            COMMON STOCK                  1,573    65,841             SOLE        SOLE     SOLE
Vanguard Index Trust
  Total Sto                COMMON STOCK                  1,560    22,698             SOLE        SOLE     SOLE
Xilinx Inc                 COMMON STOCK                  1,531    46,663             SOLE        SOLE     SOLE
Wal Mart Stores Inc.       COMMON STOCK                  1,440    27,670             SOLE        SOLE     SOLE
Transcanada Corp           COMMON STOCK    89353D107     1,427    35,210             SOLE        SOLE     SOLE
3M Company                 COMMON STOCK    604059105     1,407    15,043             SOLE        SOLE     SOLE
Canadian Natl Ry Co        COMMON STOCK                  1,399    18,580             SOLE        SOLE     SOLE
Johnson & Johnson          COMMON STOCK    478160104     1,368    23,087             SOLE        SOLE     SOLE
Royal Bank of Canada       COMMON STOCK                  1,339    21,604             SOLE        SOLE     SOLE
Sanofi-Aventis SA          COMMON STOCK                  1,334    37,877             SOLE        SOLE     SOLE
Diageo PLC ADR             COMMON STOCK                  1,326    17,400             SOLE        SOLE     SOLE
AT&T Inc.                  COMMON STOCK                  1,267    41,380             SOLE        SOLE     SOLE
Apache Corp                COMMON STOCK                  1,254     9,580             SOLE        SOLE     SOLE
Abbott Laboratories        COMMON STOCK    002824100     1,242    25,322             SOLE        SOLE     SOLE
Nike Inc. Cl B             COMMON STOCK    654106103     1,216    16,063             SOLE        SOLE     SOLE
Treasury Inflation
  Protected B              COMMON STOCK                  1,204    11,034             SOLE        SOLE     SOLE
Plum Creek Timber Co       COMMON STOCK    729251108     1,152    26,425             SOLE        SOLE     SOLE
Russell 3000               COMMON STOCK                  1,128    14,230             SOLE        SOLE     SOLE
Southern Company           COMMON STOCK    842587107     1,119    29,356             SOLE        SOLE     SOLE
Vanguard Div Apprciation   COMMON STOCK    921908844     1,099    19,793             SOLE        SOLE     SOLE
Royal Dutch Shell A Adrf   COMMON STOCK                  1,091    14,979             SOLE        SOLE     SOLE
General Electric           COMMON STOCK    369604103     1,077    53,737             SOLE        SOLE     SOLE
EOG Resources              COMMON STOCK    293562104     1,045     8,820             SOLE        SOLE     SOLE
Altria Group               COMMON STOCK                    996    38,259             SOLE        SOLE     SOLE
General Mills Inc.         COMMON STOCK    370334104       983    26,887             SOLE        SOLE     SOLE
Merck & Co.                COMMON STOCK    058933107       978    29,625             SOLE        SOLE     SOLE
Bristol-Myers Squibb       COMMON STOCK    110122108       940    35,583             SOLE        SOLE     SOLE
Pepsico Inc.               COMMON STOCK    997134101       935    14,522             SOLE        SOLE     SOLE
Polaris Industries         COMMON STOCK    731068102       908    10,429             SOLE        SOLE     SOLE
Plains All Amern Ppln LP   COMMON STOCK                    907    14,231             SOLE        SOLE     SOLE
EMC Corp Mass              COMMON STOCK    268648102       899    33,850             SOLE        SOLE     SOLE
WP Carey & Co LLC          COMMON STOCK                    880    24,648             SOLE        SOLE     SOLE
iShares Tr Comex Gold      COMMON STOCK                    835    59,565             SOLE        SOLE     SOLE
EnCana Corp                COMMON STOCK                    819    23,705             SOLE        SOLE     SOLE
Medtronic Inc.             COMMON STOCK    585055106       811    20,617             SOLE        SOLE     SOLE
Public Storage Inc.        COMMON STOCK                    798     7,195             SOLE        SOLE     SOLE
Vanguard Emerging Market   COMMON STOCK    922042858       769    15,716             SOLE        SOLE     SOLE
Sysco Corp.                COMMON STOCK    871829107       756    27,275             SOLE        SOLE     SOLE
Streettracks Gold TRUST    COMMON STOCK                    748     5,349             SOLE        SOLE     SOLE
3-7 Year Treasury          COMMON STOCK    464288661       740     6,480             SOLE        SOLE     SOLE
Hewlett Packard Company    COMMON STOCK    428236103       738    18,007             SOLE        SOLE     SOLE
Expeditors Int'l           COMMON STOCK                    731    14,580             SOLE        SOLE     SOLE
U S Bancorp Del            COMMON STOCK                    725    27,423             SOLE        SOLE     SOLE
Vanguard Int'l Ex-US
  Equity                   COMMON STOCK    922042775       695    14,090             SOLE        SOLE     SOLE
NextEra Energy, Inc.       COMMON STOCK                    683    12,395             SOLE        SOLE     SOLE
Stanley Works              COMMON STOCK                    649     8,471             SOLE        SOLE     SOLE
Russell Large Growth       COMMON STOCK    464287614       642    10,625             SOLE        SOLE     SOLE
Cisco Systems              COMMON STOCK    17275R102       630    36,721             SOLE        SOLE     SOLE
Target Corp                COMMON STOCK    872540109       630    12,588             SOLE        SOLE     SOLE
Stryker Corp               COMMON STOCK                    621    10,222             SOLE        SOLE     SOLE
Wells Fargo                COMMON STOCK    949746101       608    19,189             SOLE        SOLE     SOLE
Russell Large Value        COMMON STOCK                    601     8,754             SOLE        SOLE     SOLE
Cree Inc                   COMMON STOCK                    592    12,826             SOLE        SOLE     SOLE
Kraft Foods Inc            COMMON STOCK                    577    18,412             SOLE        SOLE     SOLE
Heinz H J Co               COMMON STOCK    423074103       528    10,810             SOLE        SOLE     SOLE
Apple Computer Inc         COMMON STOCK                    524     1,504             SOLE        SOLE     SOLE
Russell Small Cap          COMMON STOCK    464287655       503     5,976             SOLE        SOLE     SOLE
Pfizer Incorporated        COMMON STOCK    717081103       447    22,003             SOLE        SOLE     SOLE
Duke Energy                COMMON STOCK    264399106       447    24,613             SOLE        SOLE     SOLE
Clorox Co.                 COMMON STOCK                    434     6,200             SOLE        SOLE     SOLE
Verizon Communications     COMMON STOCK    92343V104       422    10,951             SOLE        SOLE     SOLE
Barrick Gold               COMMON STOCK                    415     8,000             SOLE        SOLE     SOLE
QEP Resources Inc          COMMON STOCK    74733V100       402     9,926             SOLE        SOLE     SOLE
Ecolab Inc                 COMMON STOCK                    384     7,531             SOLE        SOLE     SOLE
Oracle Corp.               COMMON STOCK    68389X105       376    11,242             SOLE        SOLE     SOLE
Archer Daniels Midland     COMMON STOCK                    375    10,400             SOLE        SOLE     SOLE
Deere & Company            COMMON STOCK    244199105       363     3,748             SOLE        SOLE     SOLE
Russell MidCap             COMMON STOCK                    357     3,278             SOLE        SOLE     SOLE
Zimmer Holdings Inc        COMMON STOCK    98956P102       342     5,658             SOLE        SOLE     SOLE
Sector Spdr Materials Fd   COMMON STOCK                    340     8,497             SOLE        SOLE     SOLE
Potash Corp Sask Inc       COMMON STOCK    73755L107       330     5,595             SOLE        SOLE     SOLE
Sherwin Williams           COMMON STOCK                    329     3,918             SOLE        SOLE     SOLE
UnitedHealth Group         COMMON STOCK    910581107       321     7,105             SOLE        SOLE     SOLE
Bard C R Incorporated      COMMON STOCK                    300     3,015             SOLE        SOLE     SOLE
Jacobs Engineering Group   COMMON STOCK                    296     5,760             SOLE        SOLE     SOLE
Freeport McMoran COP CL B  COMMON STOCK                    278     5,000             SOLE        SOLE     SOLE
Enterprise Prd Prtnrs Lp   COMMON STOCK                    272     6,322             SOLE        SOLE     SOLE
Alcoa Inc.                 COMMON STOCK    013817101       255    14,450             SOLE        SOLE     SOLE
Ingersoll Rand             COMMON STOCK                    254     5,250             SOLE        SOLE     SOLE
Devon Energy Corp New      COMMON STOCK                    251     2,735             SOLE        SOLE     SOLE
Halliburton                COMMON STOCK    406216101       249     5,000             SOLE        SOLE     SOLE
Sector Spdr Engy Select    COMMON STOCK                    245     3,072             SOLE        SOLE     SOLE
Colgate Palmolive          COMMON STOCK    194162103       234     2,897             SOLE        SOLE     SOLE
Berkshire Hathaway Cl B    COMMON STOCK                    230     2,750             SOLE        SOLE     SOLE
ConocoPhillips             COMMON STOCK                    220     2,750             SOLE        SOLE     SOLE
San Juan Basin Royal Tr    COMMON STOCK    798241105       219     7,935             SOLE        SOLE     SOLE
McMoran Exploration Co     COMMON STOCK    582411104       213    12,000             SOLE        SOLE     SOLE
Omnicom Group Inc          COMMON STOCK    681919106       209     4,265             SOLE        SOLE     SOLE
Questar Corporation        COMMON STOCK                    195    11,176             SOLE        SOLE     SOLE
Keycorp Inc New            COMMON STOCK                    115    12,900             SOLE        SOLE     SOLE
Citigroup Inc.             COMMON STOCK    172967101        62    13,953             SOLE        SOLE     SOLE
Falcon Oil & Gas Ltd       COMMON STOCK                     49   317,000             SOLE        SOLE     SOLE
Ben Ezra Weinstein New     COMMON STOCK                      0    50,000             SOLE        SOLE     SOLE
Galaxy Energy Corp         COMMON STOCK                      0    16,000             SOLE        SOLE     SOLE
Pop N Go Inc               COMMON STOCK    732816103         0    12,800             SOLE        SOLE     SOLE